Loans, Impaired Loans and Allowance for Credit Losses - Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations (Detail)	3 Months Ended
	Jul. 31, 2022 $ / bbl $ / lb	Apr. 30, 2022 $ / lb $ / bbl	Oct. 31, 2021 $ / lb $ / bbl
Base Case Scenario[member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.20%	4.60%	3.40%
Unemployment rate, average %	5.10%	5.00%	6.30%
Bank of Canada overnight rate target, average %	2.90%	2.20%	0.30%
HPI - Housing Price Index, y/y % change	1.20%	16.60%	11.10%
Consumer Price Index, y/y %	5.50%	5.60%	3.00%
USD/CAD exchange rate, average	1.21	1.21	1.24
Base Case Scenario[member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.90%	2.00%	1.90%
Unemployment rate, average %	6.00%	6.10%	5.70%
Bank of Canada overnight rate target, average %	2.50%	2.40%	2.00%
HPI - Housing Price Index, y/y % change	(3.20%)	(0.70%)	2.10%
Consumer Price Index, y/y %	1.90%	2.00%	2.40%
USD/CAD exchange rate, average	1.25	1.23	1.21
Base Case Scenario[member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.40%	3.90%	5.70%
Unemployment rate, average %	3.90%	3.80%	3.80%
Consumer Price Index, y/y %	6.50%	7.10%	4.00%
Target federal funds rate, upper limit, average %	2.90%	1.90%	0.30%
Base Case Scenario[member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.00%	1.90%	1.60%
Unemployment rate, average %	4.90%	4.20%	3.50%
Consumer Price Index, y/y %	2.50%	2.60%	2.50%
Target federal funds rate, upper limit, average %	2.30%	2.40%	1.80%
Base Case Scenario[member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.90%	1.70%	2.80%
Unemployment rate, average %	4.00%	4.00%	4.00%
Base Case Scenario[member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.10%	1.80%	1.90%
Unemployment rate, average %	3.80%	3.90%	4.00%
Base Case Scenario[member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.00%	1.80%	6.70%
Unemployment rate, average %	8.30%	6.20%	6.50%
Base Case Scenario[member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.40%	2.10%	2.20%
Unemployment rate, average %	7.50%	5.90%	6.20%
Base Case Scenario[member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.50%	2.60%	5.00%
Unemployment rate, average %	7.90%	7.80%	8.80%
Base Case Scenario[member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.20%	3.00%	3.20%
Unemployment rate, average %	7.00%	7.00%	7.50%
Base Case Scenario[member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.60%	4.30%	5.00%
Unemployment rate, average %	10.80%	10.80%	13.70%
Base Case Scenario[member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.40%	3.50%	3.50%
Unemployment rate, average %	10.20%	10.30%	11.20%
Base Case Scenario[member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.70%	4.60%	4.90%
Base Case Scenario[member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.00%	4.00%	4.10%
Base Case Scenario[member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	106	96	69
Base Case Scenario[member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	81	77	70
Base Case Scenario[member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.06	4.18	4.2
Base Case Scenario[member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.11	4.2	4.2
Base Case Scenario[member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	3.40%	3.91%	5.07%
Base Case Scenario[member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	2.55%	2.72%	3.02%
Alternative Scenario - Optimistic[member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.00%	6.60%	5.30%
Unemployment rate, average %	4.30%	4.20%	5.60%
Bank of Canada overnight rate target, average %	3.30%	2.80%	0.90%
HPI - Housing Price Index, y/y % change	6.40%	19.50%	13.20%
Consumer Price Index, y/y %	5.90%	6.10%	3.40%
USD/CAD exchange rate, average	1.2	1.2	1.23
Alternative Scenario - Optimistic[member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.70%	2.90%	2.80%
Unemployment rate, average %	4.70%	4.50%	4.10%
Bank of Canada overnight rate target, average %	3.40%	3.40%	3.60%
HPI - Housing Price Index, y/y % change	(2.20%)	0.90%	3.90%
Consumer Price Index, y/y %	2.60%	3.10%	3.50%
USD/CAD exchange rate, average	1.24	1.22	1.2
Alternative Scenario - Optimistic[member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.30%	5.30%	7.30%
Unemployment rate, average %	3.70%	3.50%	3.40%
Consumer Price Index, y/y %	6.80%	7.50%	4.50%
Target federal funds rate, upper limit, average %	3.80%	2.50%	0.80%
Alternative Scenario - Optimistic[member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.70%	2.60%	2.10%
Unemployment rate, average %	4.60%	3.80%	3.20%
Consumer Price Index, y/y %	3.00%	3.20%	3.10%
Target federal funds rate, upper limit, average %	3.10%	3.30%	2.80%
Alternative Scenario - Optimistic[member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.40%	2.90%	4.30%
Unemployment rate, average %	3.90%	3.60%	3.60%
Alternative Scenario - Optimistic[member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	2.50%	2.70%
Unemployment rate, average %	3.10%	3.00%	3.10%
Alternative Scenario - Optimistic[member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.60%	3.60%	8.80%
Unemployment rate, average %	7.80%	5.70%	5.90%
Alternative Scenario - Optimistic[member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.30%	3.50%	3.10%
Unemployment rate, average %	6.80%	5.20%	5.60%
Alternative Scenario - Optimistic[member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.00%	4.50%	7.70%
Unemployment rate, average %	6.90%	6.90%	6.00%
Alternative Scenario - Optimistic[member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.20%	4.70%	4.30%
Unemployment rate, average %	4.90%	4.20%	3.40%
Alternative Scenario - Optimistic[member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	6.80%	5.80%	6.80%
Unemployment rate, average %	9.50%	10.10%	12.00%
Alternative Scenario - Optimistic[member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.30%	5.10%	4.80%
Unemployment rate, average %	7.70%	7.90%	8.20%
Alternative Scenario - Optimistic[member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.20%	5.70%	6.20%
Alternative Scenario - Optimistic[member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.80%	4.80%	4.90%
Alternative Scenario - Optimistic[member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	111	102	75
Alternative Scenario - Optimistic[member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	100	95	86
Alternative Scenario - Optimistic[member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.23	4.33	4.36
Alternative Scenario - Optimistic[member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.6	4.75	4.78
Alternative Scenario - Optimistic[member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	4.66%	5.27%	6.54%
Alternative Scenario - Optimistic[member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	3.49%	3.61%	3.90%
Alternative Scenario - Pessimistic [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(2.80%)	(0.80%)	(1.30%)
Unemployment rate, average %	9.10%	9.10%	8.80%
Bank of Canada overnight rate target, average %	4.20%	3.50%	0.30%
HPI - Housing Price Index, y/y % change	(4.20%)	11.40%	3.90%
Consumer Price Index, y/y %	9.70%	8.10%	2.00%
USD/CAD exchange rate, average	1.21	1.21	1.28
Alternative Scenario - Pessimistic [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.50%	3.80%	3.10%
Unemployment rate, average %	6.80%	6.90%	6.30%
Bank of Canada overnight rate target, average %	3.00%	3.00%	1.20%
HPI - Housing Price Index, y/y % change	(3.30%)	0.50%	3.30%
Consumer Price Index, y/y %	2.50%	2.40%	1.80%
USD/CAD exchange rate, average	1.25	1.22	1.21
Alternative Scenario - Pessimistic [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(3.40%)	(1.90%)	2.40%
Unemployment rate, average %	7.50%	7.40%	5.60%
Consumer Price Index, y/y %	10.40%	9.90%	3.30%
Target federal funds rate, upper limit, average %	4.20%	3.20%	0.30%
Alternative Scenario - Pessimistic [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.50%	3.60%	2.40%
Unemployment rate, average %	5.70%	4.80%	4.10%
Consumer Price Index, y/y %	3.00%	3.10%	2.30%
Target federal funds rate, upper limit, average %	2.90%	2.90%	1.10%
Alternative Scenario - Pessimistic [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(3.50%)	(3.70%)	(0.40%)
Unemployment rate, average %	7.40%	7.40%	6.50%
Alternative Scenario - Pessimistic [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.50%	3.20%	2.70%
Unemployment rate, average %	4.70%	4.90%	4.50%
Alternative Scenario - Pessimistic [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(5.40%)	(3.20%)	3.40%
Unemployment rate, average %	11.90%	9.90%	9.00%
Alternative Scenario - Pessimistic [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	3.60%	3.10%
Unemployment rate, average %	8.10%	6.40%	6.70%
Alternative Scenario - Pessimistic [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(0.80%)	(1.20%)	3.60%
Unemployment rate, average %	10.80%	10.50%	10.80%
Alternative Scenario - Pessimistic [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.30%	4.10%	3.70%
Unemployment rate, average %	8.00%	8.00%	8.10%
Alternative Scenario - Pessimistic [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.30%	0.50%	3.60%
Unemployment rate, average %	13.70%	13.30%	15.60%
Alternative Scenario - Pessimistic [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.50%	4.70%	4.00%
Unemployment rate, average %	11.20%	11.20%	11.80%
Alternative Scenario - Pessimistic [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.60%	0.80%	3.90%
Alternative Scenario - Pessimistic [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.10%	5.20%	4.60%
Alternative Scenario - Pessimistic [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	133	129	61
Alternative Scenario - Pessimistic [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	85	81	67
Alternative Scenario - Pessimistic [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.46	4.63	3.93
Alternative Scenario - Pessimistic [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.16	4.23	4.05
Alternative Scenario - Pessimistic [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	(1.67%)	(1.35%)	2.44%
Alternative Scenario - Pessimistic [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	3.96%	4.27%	3.68%
Alternative Scenario - Very Pessimistic[Member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(3.90%)	(2.20%)	(7.40%)
Unemployment rate, average %	9.60%	9.60%	11.70%
Bank of Canada overnight rate target, average %	4.20%	3.50%	0.30%
HPI - Housing Price Index, y/y % change	(6.30%)	9.80%	(2.70%)
Consumer Price Index, y/y %	11.80%	9.50%	1.60%
USD/CAD exchange rate, average	1.22	1.21	1.3
Alternative Scenario - Very Pessimistic[Member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.40%	2.70%	4.30%
Unemployment rate, average %	8.60%	8.50%	8.20%
Bank of Canada overnight rate target, average %	3.50%	3.40%	0.50%
HPI - Housing Price Index, y/y % change	(4.30%)	(0.50%)	3.90%
Consumer Price Index, y/y %	9.30%	7.30%	1.20%
USD/CAD exchange rate, average	1.26	1.22	1.24
Alternative Scenario - Very Pessimistic[Member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(4.70%)	(3.50%)	(1.40%)
Unemployment rate, average %	7.90%	7.80%	6.80%
Consumer Price Index, y/y %	12.70%	11.50%	2.60%
Target federal funds rate, upper limit, average %	4.20%	3.20%	0.30%
Alternative Scenario - Very Pessimistic[Member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.00%	2.90%	3.50%
Unemployment rate, average %	6.70%	6.20%	5.60%
Consumer Price Index, y/y %	10.10%	8.60%	1.90%
Target federal funds rate, upper limit, average %	3.40%	3.40%	0.90%
Alternative Scenario - Very Pessimistic[Member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(4.60%)	(4.70%)	(4.20%)
Unemployment rate, average %	7.70%	7.70%	9.40%
Alternative Scenario - Very Pessimistic[Member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.10%	1.80%	3.80%
Unemployment rate, average %	6.30%	6.50%	6.40%
Alternative Scenario - Very Pessimistic[Member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(6.40%)	(4.10%)	(0.50%)
Unemployment rate, average %	12.60%	10.70%	12.00%
Alternative Scenario - Very Pessimistic[Member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.90%	2.90%	4.20%
Unemployment rate, average %	8.90%	7.00%	8.60%
Alternative Scenario - Very Pessimistic[Member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(2.40%)	(2.70%)	0.00%
Unemployment rate, average %	11.50%	11.70%	13.80%
Alternative Scenario - Very Pessimistic[Member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.40%	1.10%	4.70%
Unemployment rate, average %	9.60%	12.00%	10.00%
Alternative Scenario - Very Pessimistic[Member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(0.30%)	(0.20%)	0.00%
Unemployment rate, average %	14.40%	13.60%	18.60%
Alternative Scenario - Very Pessimistic[Member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.70%	2.90%	5.00%
Unemployment rate, average %	12.80%	13.60%	13.70%
Alternative Scenario - Very Pessimistic[Member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.10%	(0.60%)	0.30%
Alternative Scenario - Very Pessimistic[Member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.80%	3.90%	5.60%
Alternative Scenario - Very Pessimistic[Member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	142	140	57
Alternative Scenario - Very Pessimistic[Member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	121	117	57
Alternative Scenario - Very Pessimistic[Member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.58	4.77	3.81
Alternative Scenario - Very Pessimistic[Member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.41	4.57	3.62
Alternative Scenario - Very Pessimistic[Member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	(2.76%)	(2.78%)	(0.69%)
Alternative Scenario - Very Pessimistic[Member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	3.51%	3.76%	4.48%